Commitments and Contingencies - Summary of Lawsuits Disputes (Detail) - Disputes related with ICTA [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments and contingencies [Line Items]
Anticipated Maximum Risk (excluding accrued interest)	₺ 13,367	₺ 22,544
Provision for ongoing disputes	₺ 0	₺ 0